Credit Facilities and Mortgage Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Credit Facilities and Mortgage Notes Payable [Abstract]
Outstanding Debt Excluding Capital Leases

Below is a listing of our outstanding debt, excluding capital leases, as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30,	December 31,
	2014	2013
	(Unaudited)

Unsecured Credit Facility	$197,000	$256,500
Senior Notes, net of discount	297,671	-
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	17,175	18,839
Total	$581,846	$345,339

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2013 and 2012 (in thousands):

	December 31,	December 31,
	2013	2012
Unsecured Credit Facility...............................................................................................................................................................................................	$ 256,500	$—
Secured Credit Facility...................................................................................................................................................................................................	—	316,500
Richmond Credit Facility.................................................................................................................................................................................................	70,000	70,000
Atlanta-Metro Equipment Loan.........................................................................................................................................................................................	18,839	20,931
Miami Loan...	—	26,048
Atlanta-Suwanee Land Loan...........................................................................................................................................................................................	—	1,600
Lenexa Loan...	—	2,712
Santa Clara Bridge Loan.................................................................................................................................................................................................	—	50,000

Total...	$ 345,339	$ 487,791

Annual Remaining Principal Payment

The annual remaining principal payment requirements as of September 30, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2014	$574
2015	2,397
2016	2,567
2017	49,748
2018	152,943
Thereafter	375,945
Total	$584,175

The annual remaining principal payment requirements as of December 31, 2013 per the contractual maturities and excluding extension options are as follows (in thousands):

2014...	$ 2,239
2015...	72,397
2016...	2,567
2017...	34,248
2018...	227,943
Thereafter...	5,945

Total...	$ 345,339